UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04864

Prudential Investment Portfolios 7

f/k/a JennisonDryden Portfolios

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2010

Date of reporting period: 2/28/2010

Item 1	–	Reports to Stockholders

SEMIANNUAL REPORT	FEBRUARY 28, 2010

Prudential Jennison Value Fund

(Formerly known as Jennison Value Fund)

Fund Type Large cap stock Objective Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, the Rock Prudential logo, Jennison Associates, and Jennison are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

April 15, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Jennison Value Fund to the Prudential Jennison Value Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Jennison Value Fund

Prudential Jennison Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Prudential Jennison Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.05%; Class B, 1.75%; Class C, 1.75%; Class L, 1.25%; Class M, 1.75%; Class R, 1.50%; Class X, 1.75%; Class Z, 0.75%. Net operating expenses apply to: Class A, 1.05%; Class B, 1.75%; Class C, 1.75%; Class L, 1.25%; Class M, 1.00%; Class R, 1.25%; Class X, 1.00%; Class Z, 0.75%, after contractual reduction through 12/31/2010 for Class R shares.

Cumulative Total Returns as of 2/28/10
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	13.43%	58.15%	13.76%	78.17%	—
Class B	13.11	56.99	9.70	65.61	—
Class C	13.11	56.99	9.69	65.59	—
Class L	13.37	57.71	N/A	N/A	–15.27% (3/16/07)
Class M	13.54	58.41	N/A	N/A	–15.71 (3/16/07)
Class R	13.36	57.83	N/A	N/A	12.25 (6/3/05)
Class X	13.54	58.58	N/A	N/A	–14.74 (3/16/07)
Class Z	13.61	58.48	15.19	82.87	—
Russell 1000 Value Index[2]	8.52	56.50	–2.44	42.93	**
S&P 500 Index[3]	9.32	53.55	1.88	–3.04	***
Lipper Multi-Cap Core Funds Avg.[4]	9.64	55.35	5.02	26.70	****
Lipper Large-Cap Value Funds Avg.[5]	7.94	53.99	–2.13	37.78	*****

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Average Annual Total Returns[6] as of 3/31/10
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	47.32%	2.75%	4.63%	—
Class B	49.72	3.02	4.44	—
Class C	53.89	3.16	4.44	—
Class L	46.69	N/A	N/A	–5.41% (3/16/07)
Class M	50.11	N/A	N/A	–4.43 (3/16/07)
Class R	55.58	N/A	N/A	3.62 (6/3/05)
Class X	50.17	N/A	N/A	–4.34 (3/16/07)
Class Z	56.23	4.17	5.48	—
Russell 1000 Value Index[2]	53.56	1.05	3.10	**
S&P 500 Index[3]	49.73	1.92	–0.65	***
Lipper Multi-Cap Core Funds Avg.[4]	52.56	2.33	1.70	****
Lipper Large-Cap Value Funds Avg.[5]	49.90	0.93	2.77	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class L, Class M, and Class X shares are closed to new initial purchases. Class L, Class M, and Class X shares are only available through exchanges from the same class of shares of certain other Prudential Investments funds. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1 Inception returns are provided for any share class with less than 10 calendar years.

2 The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

3 The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed.

4 The Lipper Multi-Cap Core Funds (Lipper Average) are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

5The Lipper Large-Cap Value Funds Average (Lipper Average) represents returns based on average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Prudential Jennison Value Fund	3

Your Fund’s Performance (continued)

Although Lipper classifies the Fund in the Lipper Multi-Cap Core Funds Category, the returns for the Lipper Large-Cap Value Funds Average are also shown, as we believe the Lipper Large-Cap Value Funds Average is more consistent with the management of the Fund.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase, Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell 1000 Value Index Closest Month-End to Inception cumulative total returns as of 2/28/10 are –25.28% for Class L, Class M, and Class X; and –1.65% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total returns as of 3/31/10 are –7.33% for Class L, Class M, and Class X; and 0.97% for Class R.

***S&P 500 Index Closest Month-End to Inception cumulative total returns as of 2/28/10 are –16.98% for Class L, Class M, and Class X; and 2.46% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/10 are –4.16% for Class L, Class M, and Class X; and 1.73% for Class R.

****Lipper Multi-Cap Core Funds Avg. Closest Month-End to Inception cumulative total returns as of 2/28/10 are –15.49% for Class L, Class M, and Class X; and 6.23% for Class R. Lipper Multi-Cap Core Funds Avg. Closest Month-End to Inception average annual total returns as of 3/31/10 are –3.88% for Class L, Class M, and Class X; and 2.30% for Class R.

*****Lipper Large-Cap Value Funds Avg. Closest Month-End to Inception cumulative total returns as of 2/28/10 are –21.97% for Class L, Class M, and Class X; and –0.79% for Class R. Lipper Large-Cap Value Funds Avg. Closest Month-End to Inception average total returns as of 3/31/10 are –6.32% for Class L, Class M, and Class X; and 0.93% for Class R.

Investors cannot invest directly in an index. The returns for the Russell 1000 Value Index, the S&P 500 Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/10
CA, Inc., Software	3.0%
Symantec Corp., Software	2.8
Liberty Global, Inc. (Series C), Media	2.7
IAC/InterActiveCorp, Internet Software & Services	2.6
Omnicare, Inc., Healthcare Providers & Services	2.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/10
Oil, Gas & Consumable Fuels	16.5%
Media	6.8
Software	6.7
Pharmaceuticals	6.6
Capital Markets	6.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2009, at the beginning of the period, and held through the six-month period ended February 28, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs

Prudential Jennison Value Fund	5

Fees and Expenses (continued)

of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Value Fund		Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,134.30	1.05%	$5.56
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

Class B	Actual	$1,000.00	$1,131.10	1.75%	$9.25
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75

Class C	Actual	$1,000.00	$1,131.10	1.75%	$9.25
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75

Class L	Actual	$1,000.00	$1,133.70	1.25%	$6.61
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

Class M	Actual	$1,000.00	$1,135.40	1.00%	$5.29
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

Class R	Actual	$1,000.00	$1,133.60	1.25%	$6.61
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

Class X	Actual	$1,000.00	$1,135.40	1.00%	$5.29
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

Class Z	Actual	$1,000.00	$1,136.10	0.75%	$3.97
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2010, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 28, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.5%
COMMON STOCKS 95.1%

Aerospace & Defense 1.5%
94,300	Precision Castparts Corp.	$10,632,325
63,730	United Technologies Corp.	4,375,064

		15,007,389

Auto Components 3.8%
1,266,100	Goodyear Tire & Rubber Co. (The)(a)	16,446,639
132,200	Johnson Controls, Inc.	4,111,420
235,200	Lear Corp.(a)	16,292,304

		36,850,363

Biotechnology 0.9%
153,300	Amgen, Inc.(a)	8,678,313

Capital Markets 6.1%
475,762	Bank of New York Mellon Corp. (The)	13,568,732
108,800	Goldman Sachs Group, Inc. (The)	17,010,880
582,800	Morgan Stanley	16,423,304
730,700	TD Ameritrade Holding Corp.(a)	12,779,943

		59,782,859

Chemicals 1.5%
514,200	Dow Chemical Co. (The)(b)	14,557,002

Commercial Banks 0.4%
589,400	KeyCorp	4,214,210

Commercial Services & Supplies 1.8%
537,960	Waste Management, Inc.(b)	17,763,439

Communications Equipment 0.9%
232,800	QUALCOMM, Inc.	8,541,432

Computers & Peripherals 1.3%
930,000	Dell, Inc.(a)	12,303,900

Consumer Finance 1.6%
1,392,400	SLM Corp.(a)	15,567,032

See Notes to Financial Statements.

Prudential Jennison Value Fund	7

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Consumer Services 2.5%
339,300	Career Education Corp.(a)(b)	$9,439,326
886,800	H&R Block, Inc.	15,323,904

		24,763,230

Diversified Financial Services 3.3%
895,600	Bank of America Corp.	14,920,696
407,300	JPMorgan Chase & Co.	17,094,381

		32,015,077

Electric Utilities 1.3%
166,700	Entergy Corp.	12,664,199

Electronic Equipment & Instruments 1.1%
1,503,600	Flextronics International Ltd.(a)	10,465,056

Food & Staples Retailing 3.5%
870,000	Kroger Co. (The)	19,227,000
266,400	Wal-Mart Stores, Inc.	14,404,248

		33,631,248

Food Products 5.2%
238,700	Bunge Ltd.	14,224,133
869,100	ConAgra Foods, Inc.	21,258,186
884,700	Tyson Foods, Inc. (Class A Stock)	15,075,288

		50,557,607

Healthcare Equipment & Supplies 0.1%
20,200	Baxter International, Inc.	1,149,986

Healthcare Providers & Services 4.6%
193,500	Aetna, Inc.	5,803,065
799,900	Omnicare, Inc.	21,653,293
195,500	UnitedHealth Group, Inc.	6,619,630
177,200	WellPoint, Inc.(a)	10,963,364

		45,039,352

Hotels, Restaurants & Leisure 1.3%
383,200	Yum! Brands, Inc.	12,921,504

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Independent Power Producers & Energy Traders 1.4%
602,500	NRG Energy, Inc.(a)	$13,158,600

Insurance 4.7%
155,900	Arch Capital Group Ltd.(a)	11,533,482
421,200	Axis Capital Holdings Ltd.	13,246,740
131,100	Berkshire Hathaway, Inc. (Class B Stock)(a)	10,505,043
198,100	Travelers Cos., Inc. (The)	10,418,079

		45,703,344

Internet Software & Services 2.6%
1,127,850	IAC/InterActiveCorp(a)	25,252,561

Media 6.8%
999,400	Comcast Corp. (Class A Stock)	16,430,136
993,912	Liberty Global, Inc. (Series C)(a)(b)	26,308,851
562,473	Live Nation Entertainment, Inc.(a)	7,306,524
349,100	Time Warner Cable, Inc.	16,299,479

		66,344,990

Multi-Utilities 1.9%
366,700	Sempra Energy	18,030,639

Oil, Gas & Consumable Fuels 16.5%
216,300	Anadarko Petroleum Corp.	15,169,119
195,600	Apache Corp.	20,271,984
202,800	Canadian Natural Resources Ltd.	13,755,924
164,100	EOG Resources, Inc.	15,433,605
219,200	Hess Corp.	12,888,960
154,000	Noble Energy, Inc.	11,186,560
247,000	Occidental Petroleum Corp.	19,722,950
349,800	Petroleo Brasileiro SA (Brazil), ADR	14,918,970
282,200	Suncor Energy, Inc.	8,158,402
236,629	Trident Resources Corp. (Canada), Private Placement (original cost $9,942,621; purchased 3/11/05 - 1/5/06)(a)(c)(d)(e)	—
902,700	Williams Cos., Inc. (The)	19,444,158
205,000	XTO Energy, Inc.	9,368,500

		160,319,132

See Notes to Financial Statements.

Prudential Jennison Value Fund	9

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals 5.6%
696,300	Mylan, Inc.(a)(b)	$14,859,042
249,100	Novartis AG (Switzerland), ADR(a)	13,780,212
760,112	Pfizer, Inc.	13,339,966
355,400	Sanofi-Aventis SA (France), ADR	13,007,640

		54,986,860

Road & Rail 1.6%
231,300	Union Pacific Corp.	15,582,681

Semiconductors & Semiconductor Equipment 1.4%
1,752,800	Advanced Micro Devices, Inc.(a)	13,864,648

Software 6.7%
1,284,500	CA, Inc.	28,901,250
618,200	Nuance Communications, Inc.(a)	8,895,898
1,632,500	Symantec Corp.(a)	27,017,875

		64,815,023

Thrifts & Mortgage Finance 0.9%
583,140	People’s United Financial, Inc.	9,196,118

Wireless Telecommunication Services 2.3%
1,284,800	MetroPCS Communications, Inc.(a)(b)	7,927,216
390,999	NII Holdings, Inc.(a)	14,631,183

		22,558,399

	TOTAL COMMON STOCKS (cost $821,595,152)	926,286,193

PREFERRED STOCKS 1.4%

Consumer Finance 0.4%
6,530	SLM Corp., 7.250%, 12/15/10 (Series C)	3,906,377

Pharmaceuticals 1.0%
7,560	Mylan, Inc., 6.500%, 11/15/10 (Series C)	9,738,565

	TOTAL PREFERRED STOCKS (cost $7,567,394)	13,644,942

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

CORPORATE BOND

Oil, Gas & Consumable Fuels
CAD 8,920	Trident Resources Corp. (Canada), Sub. Unsec’d. Note, Private Placement, due 8/12/12 (cost $8,384,310; purchased 8/20/07-8/31/09)(a)(c)(d)(e)	$—

Units
WARRANT

Oil, Gas & Consumable Fuels
720,366	Trident Resources Corp. (Canada), Private Placement, expiring 1/1/15 (original cost $0)(a)(c)(d)(e)	—

	TOTAL LONG-TERM INVESTMENTS (cost $837,546,856)	939,931,135

Shares
SHORT-TERM INVESTMENT 10.8%

Affiliated Money Market Mutual Fund
105,497,868	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $105,497,868; includes $75,063,101 of cash collateral received for securities on loan) (Note 3)(f)(g)	105,497,868

	TOTAL INVESTMENTS(h) 107.3% (cost $943,044,724; Note 5)	1,045,429,003
	Liabilities in excess of other assets (7.3%)	(71,268,911)

	NET ASSETS 100.0%	$974,160,092

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

CAD—Canadian Dollar

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $73,280,420; cash collateral of $75,063,101 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security, the aggregate cost of such securities is $18,326,931. The aggregate value of $0 is 0.0% of net assets.

See Notes to Financial Statements.

Prudential Jennison Value Fund	11

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

(e)	The issuer has filed for bankruptcy and has defaulted in the payment of interest on debt security. The security has been fair valued at zero.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(h)	As of February 28, 2010, 3 securities valued at $0 and representing 0.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$926,286,193	$—	$—
Preferred Stocks	13,644,942	—	—
Corporate Bond	—	—	—
Warrant	—	—	—
Affiliated Money Market Mutual Fund	105,497,868	—	—

	$1,045,429,003	$—	$—
Other Financial Instruments*	—	—	—

Total	$1,045,429,003	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

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The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bond	Warrant
Balance as of 8/31/09	$—	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	(10,036)	—
Earned amortization/accretion	—	10,036	—
Net purchases (sales)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 2/28/10	$—	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2010 were as follows:

Oil, Gas & Consumable Fuels	16.5%
Affiliated Money Market Mutual Fund (including 7.7% of collateral received for securities on loan)	10.8
Media	6.8
Software	6.7
Pharmaceuticals	6.6
Capital Markets	6.1
Food Products	5.2
Insurance	4.7
Healthcare Providers & Services	4.6
Auto Components	3.8
Food & Staples Retailing	3.5
Diversified Financial Services	3.3
Internet Software & Services	2.6
Diversified Consumer Services	2.5
Wireless Telecommunication Services	2.3
Consumer Finance	2.0
Multi-Utilities	1.9
Commercial Services & Supplies	1.8
Road & Rail	1.6
Aerospace & Defense	1.5
Chemicals	1.5
Independent Power Producers & Energy Traders	1.4
Semiconductors & Semiconductor Equipment	1.4
Computers & Peripherals	1.3
Electric Utilities	1.3
Hotels, Restaurants & Leisure	1.3
Electronic Equipment & Instruments	1.1
Biotechnology	0.9
Communications Equipment	0.9
Thrifts & Mortgage Finance	0.9

See Notes to Financial Statements.

Prudential Jennison Value Fund	13

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Industry (cont’d.)
Commercial Banks	0.4%
Healthcare Equipment & Supplies	0.1

107.3
Liabilities in excess of other assets	(7.3)

100.0%

See Notes to Financial Statements.

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The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

At February 28, 2010, the Fund held derivatives not accounted for as hedging instruments. These equity contracts have a fair value at February 28, 2010 of $0 and are presented in the Statement of Assets and Liabilities as such.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2010 are as follows:

For the six months ended February 28, 2010, the Fund did not have any realized gain or (loss) on derivatives recognized in income.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrant
Equity contracts	$—

See Notes to Financial Statements.

Prudential Jennison Value Fund	15

Statement of Assets and Liabilities

as of February 28, 2010 (Unaudited)

Assets
Investments at value, including securities on loan of $73,280,420:
Unaffiliated investments (cost $837,546,856)	$939,931,135
Affiliated investments (cost $105,497,868)	105,497,868
Cash	5,823
Receivable for Fund shares sold	11,499,312
Dividends and interest receivable	1,053,596
Foreign tax reclaim receivable	158,144
Prepaid expenses	7,973

Total assets	1,058,153,851

Liabilities
Payable to broker for collateral for securities on loan	75,063,101
Payable for investments purchased	6,796,365
Payable for Fund shares reacquired	1,146,436
Management fee payable	400,991
Accrued expenses	249,232
Distribution fee payable	191,341
Affiliated transfer agent fee payable	137,513
Deferred trustees’ fees	8,780

Total liabilities	83,993,759

Net Assets	$974,160,092

Net assets were comprised of:
Shares of beneficial interest, at par	$738,284
Paid-in capital in excess of par	1,120,013,790

1,120,752,074
Undistributed net investment income	459,989
Accumulated net realized loss on investment and foreign currency transactions	(249,439,577)
Net unrealized appreciation on investments and foreign currencies	102,387,606

Net assets, February 28, 2010	$974,160,092

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($628,258,739 ÷ 47,578,689 shares of beneficial interest issued and outstanding)	$13.20
Maximum sales charge (5.50% of offering price)	.77

Maximum offering price to public	$13.97

Class B
Net asset value, offering price and redemption price per share ($30,139,565 ÷ 2,312,754 shares of beneficial interest issued and outstanding)	$13.03

Class C
Net asset value, offering price and redemption price per share ($32,652,292 ÷ 2,506,367 shares of beneficial interest issued and outstanding)	$13.03

Class L
Net asset value, offering price and redemption price per share ($1,819,260 ÷ 138,105 shares of beneficial interest issued and outstanding)	$13.17

Class M
Net asset value, offering price and redemption price per share ($2,027,122 ÷ 154,489 shares of beneficial interest issued and outstanding)	$13.12

Class R
Net asset value, offering price and redemption price per share ($8,166,370 ÷ 619,415 shares of beneficial interest issued and outstanding)	$13.18

Class X
Net asset value, offering price and redemption price per share ($930,479 ÷ 70,772 shares of beneficial interest issued and outstanding)	$13.15

Class Z
Net asset value, offering price and redemption price per share ($270,166,265 ÷ 20,447,843 shares of beneficial interest issued and outstanding)	$13.21

See Notes to Financial Statements.

Prudential Jennison Value Fund	17

Statement of Operations

Six Months Ended February 28, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $12,808)	$5,418,428
Affiliated income from securities loaned, net	65,563
Affiliated dividend income	33,623
Unaffiliated interest income	10,075

Total income	5,527,689

Expenses
Management fee	2,462,487
Distribution fee—Class A	904,543
Distribution fee—Class B	152,104
Distribution fee—Class C	151,782
Distribution fee—Class L	4,653
Distribution fee—Class M	2,903
Distribution fee—Class R	17,243
Distribution fee—Class X	1,256
Transfer agent’s fees and expenses (including affiliated expense of $218,600) (Note 3)	640,000
Registration fees	53,000
Reports to shareholders	53,000
Custodian’s fees and expenses	51,000
Trustees’ fees	20,000
Legal fees and expenses	13,000
Audit fee	10,000
Insurance	9,000
Miscellaneous	8,708

Total expenses	4,554,679

Net investment income	973,010

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	31,908,193
Foreign currency transactions	582

31,908,775

Net change in unrealized appreciation (depreciation) on investments	71,810,579

Net gain on investment and foreign currency transactions	103,719,354

Net Increase In Net Assets Resulting From Operations	$104,692,364

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2010	Year Ended August 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$973,010	$4,332,472
Net realized gain (loss) on investment and foreign currency transactions	31,908,775	(262,732,442)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	71,810,579	20,765,766

Net increase (decrease) in net assets resulting from operations	104,692,364	(237,634,204)

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(1,720,099)	(5,718,887)
Class B	(253)	(49,455)
Class C	(272)	(36,609)
Class L	(2,137)	(13,511)
Class M	(5,068)	(4,469)
Class R	(7,751)	(30,346)
Class X	(3,352)	(11,336)
Class Z	(1,340,154)	(1,189,492)

	(3,079,086)	(7,054,105)

Distributions from net realized gains:
Class A	—	(45,131,403)
Class B	—	(3,373,547)
Class C	—	(2,497,205)
Class L	—	(151,796)
Class M	—	(304,877)
Class R	—	(340,944)
Class X	—	(121,645)
Class Z	—	(6,884,634)

	—	(58,806,051)

Capital Contributions
Class M	1,531	1,032
Class X	148	2,885

	1,679	3,917

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	232,093,766	92,398,458
Net asset value of shares issued in reinvestment of dividends and distributions	2,133,481	62,510,424
Cost of shares reacquired	(84,295,888)	(184,608,493)

Net increase (decrease) in net assets from Fund share transactions	149,931,359	(29,699,611)

Total increase (decrease)	251,546,316	(333,190,054)

Net Assets
Beginning of period	722,613,776	1,055,803,830

End of period(a)	$974,160,092	$722,613,776

(a) Includes undistributed net investment income of:	$459,989	$2,566,065

See Notes to Financial Statements.

Prudential Jennison Value Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 7 (formerly known as JennisonDryden Portfolios, Inc.) (the “Portfolios”) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company and currently consists of Prudential Jennison Value Fund (formerly known as Jennison Value Fund) (the “Fund”). The investment objective of the Fund is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks and convertible securities that provide investment income returns above those of the Standard & Poor’s 500 Composite Stock Price Index and the Russell 1000 Value Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisor(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any

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restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in 60 days or less, are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually

Prudential Jennison Value Fund	21

Notes to Financial Statements

(Unaudited) continued

received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Warrants: The Fund may hold warrants acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements under the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

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Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned.

Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Portfolios have a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Prudential Jennison Value Fund	23

Notes to Financial Statements

(Unaudited) continued

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $500 million, .50% of the next $500 million, .475% of the next $500 million and .45% of the average daily net assets in excess of $1.5 billion. The effective management fee rate was .56% of the Fund’s average daily net assets for the six months ended February 28, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended February 28, 2010, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares.

Management has received the maximum allowable amount of sales charges for Class M and X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it has received $68,880 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2010. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2010, it received $6, $22,547 and $686 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15% of the unused portion of the renewed SCA. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13% of the unused portion of the agreement. The expiration date of the renewed SCA will be October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not utilize the line of credit during the six months ended February 28, 2010.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing, LLC (“First Clearing”) and Wells Fargo Advisors, LLC (“Wells Fargo”), affiliates of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 28, 2010, the Fund incurred approximately $236,900 in total networking fees, of which approximately $10,600 and $40,400 were paid to First Clearing and Wells Fargo, respectively. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended February 28, 2010, Wells Fargo earned approximately $6,000 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2010 PIM has been compensated approximately $24,200 for these services.

Prudential Jennison Value Fund	25

Notes to Financial Statements

(Unaudited) continued

The Fund invests in the Prudential Core Taxable Money Market Fund (formerly known as Taxable Money Market Series) (the “Portfolio”) of Prudential Investment Portfolios 2 (formerly known as Dryden Core Investment Fund). The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Portfolio are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2010 were $371,317,572 and $236,439,042, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$950,678,008	$148,238,666	$(53,487,671)	$94,750,995

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2009 of approximately $119,928,000 which expires in 2017. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. It is uncertain if the Fund will be able to realize the full benefit of the remaining carryforwards prior to the expiration date. The Fund elected to treat post-October capital losses of approximately $153,021,000 as having been incurred in the fiscal year ending August 31, 2010.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class M and Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class M and Class X shares are closed to new initial purchases. Class L, Class M and Class X shares are only available through exchanges from the same class of shares of certain other funds. Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z.

Prudential Jennison Value Fund	27

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2010:
Shares sold	3,024,767	$38,682,198
Shares issued in reinvestment of dividends and distributions	130,415	1,661,486
Shares reacquired	(4,309,749)	(54,604,358)

Net increase (decrease) in shares outstanding before conversion	(1,154,567)	(14,260,674)
Shares issued upon conversion from Class B, Class M, and Class X	273,970	3,428,582

Net increase (decrease) in shares outstanding	(880,597)	$(10,832,092)

Year ended August 31, 2009:
Shares sold	4,301,975	$43,805,134
Shares issued in reinvestment of dividends and distributions	5,541,724	48,156,908
Shares reacquired	(12,185,172)	(123,855,946)

Net increase (decrease) in shares outstanding before conversion	(2,341,473)	(31,893,904)
Shares issued upon conversion from Class B, Class M, and Class X	1,301,456	13,857,269

Net increase (decrease) in shares outstanding	(1,040,017)	$(18,036,635)

Class B
Six months ended February 28, 2010:
Shares sold	107,307	$1,351,599
Shares issued in reinvestment of dividends and distributions	20	245
Shares reacquired	(246,709)	(3,098,351)

Net increase (decrease) in shares outstanding before conversion	(139,382)	(1,746,507)
Shares reacquired upon conversion into Class A	(229,731)	(2,826,046)

Net increase (decrease) in shares outstanding	(369,113)	$(4,572,553)

Year ended August 31, 2009:
Shares sold	271,966	$2,776,288
Shares issued in reinvestment of dividends and distributions	385,007	3,318,820
Shares reacquired	(814,775)	(8,207,232)

Net increase (decrease) in shares outstanding before conversion	(157,802)	(2,112,124)
Shares reacquired upon conversion into Class A	(1,183,935)	(12,558,935)

Net increase (decrease) in shares outstanding	(1,341,737)	$(14,671,059)

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Class C	Shares	Amount
Six months ended February 28, 2010:
Shares sold	306,608	$3,894,434
Shares issued in reinvestment of dividends and distributions	18	225
Shares reacquired	(248,664)	(3,115,967)

Net increase (decrease) in shares outstanding	57,962	$778,692

Year ended August 31, 2009:
Shares sold	313,252	$3,253,098
Shares issued in reinvestment of dividends and distributions	267,574	2,306,491
Shares reacquired	(949,741)	(9,692,923)

Net increase (decrease) in shares outstanding	(368,915)	$(4,133,334)

Class L
Six months ended February 28, 2010:
Shares sold	2,312	$28,831
Shares issued in reinvestment of dividends and distributions	165	2,095
Shares reacquired	(18,793)	(239,480)

Net increase (decrease) in shares outstanding	(16,316)	$(208,554)

Year ended August 31, 2009:
Shares sold	9,298	$97,867
Shares issued in reinvestment of dividends and distributions	18,840	163,533
Shares reacquired	(49,471)	(527,831)

Net increase (decrease) in shares outstanding	(21,333)	$(266,431)

Class M
Six months ended February 28, 2010:
Shares sold	1,369	$17,190
Shares issued in reinvestment of dividends and distributions	370	4,678
Shares reacquired	(23,554)	(297,083)

Net increase (decrease) in shares outstanding before conversion	(21,815)	(275,215)
Shares reacquired upon conversion into Class A	(37,910)	(482,186)

Net increase (decrease) in shares outstanding	(59,725)	$(757,401)

Year ended August 31, 2009:
Shares sold	16,534	$176,971
Shares issued in reinvestment of dividends and distributions	33,709	290,908
Shares reacquired	(91,837)	(971,917)

Net increase (decrease) in shares outstanding before conversion	(41,594)	(504,038)
Shares reacquired upon conversion into Class A	(106,079)	(1,059,011)

Net increase (decrease) in shares outstanding	(147,673)	$(1,563,049)

Prudential Jennison Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended February 28, 2010:
Shares sold	219,599	$2,811,190
Shares issued in reinvestment of dividends and distributions	592	7,535
Shares reacquired	(80,204)	(1,010,964)

Net increase (decrease) in shares outstanding	139,987	$1,807,761

Year ended August 31, 2009:
Shares sold	348,849	$3,733,531
Shares issued in reinvestment of dividends and distributions	42,775	371,290
Shares reacquired	(203,099)	(2,084,567)

Net increase (decrease) in shares outstanding	188,525	$2,020,254

Class X
Six months ended February 28, 2010:
Shares sold	643	$8,098
Shares issued in reinvestment of dividends and distributions	257	3,270
Shares reacquired	(9,523)	(119,720)

Net increase (decrease) in shares outstanding before conversion	(8,623)	(108,352)
Shares reacquired upon conversion into Class A	(9,411)	(120,350)

Net increase (decrease) in shares outstanding	(18,034)	$(228,702)

Year ended August 31, 2009:
Shares sold	13,558	$143,093
Shares issued in reinvestment of dividends and distributions	15,380	132,578
Shares reacquired	(44,524)	(432,606)

Net increase (decrease) in shares outstanding before conversion	(15,586)	(156,935)
Shares reacquired upon conversion into Class A	(24,959)	(239,323)

Net increase (decrease) in shares outstanding	(40,545)	$(396,258)

Class Z
Six months ended February 28, 2010:
Shares sold	14,650,930	$185,300,226
Shares issued in reinvestment of dividends and distributions	35,632	453,947
Shares reacquired	(1,697,959)	(21,809,965)

Net increase (decrease) in shares outstanding	12,988,603	$163,944,208

Year ended August 31, 2009:
Shares sold	3,741,738	$38,412,476
Shares issued in reinvestment of dividends and distributions	895,149	7,769,896
Shares reacquired	(3,773,720)	(38,835,471)

Net increase (decrease) in shares outstanding	863,167	$7,346,901

30	Visit our website at www.prudentialfunds.com

Note 7. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements are issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Prudential Jennison Value Fund	31

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2010(a)		Year Ended August 31,
			2009(a)	2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.67		$16.55	$21.81

Income (loss) from investment operations:
Net investment income	.01		.07	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.56		(3.87)	(2.01)

Total from investment operations	1.57		(3.80)	(1.86)

Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.12)	(.20)
Distributions from net realized gains	—		(.96)	(3.20)

Total dividends and distributions	(.04)		(1.08)	(3.40)

Net asset value, end of period	$13.20		$11.67	$16.55

Total Return(b):	13.43%		(20.76)%	(9.95)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$628,259		$565,420	$819,162
Average net assets (000)	$607,912		$518,332	$910,313
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees	1.05	%(e)	1.14%	1.00	%(d)
Expenses, excluding distribution and service (12b-1) fees	.75	%(e)	.84%	.73%
Net investment income	.20	%(e)	.68%	.83%
Portfolio turnover rate	28	%(f)	60%	51%

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares through February 29, 2008.
(e)	Annualized.
(f)	Not annualized.
(g)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class A
Ten-Month Period Ended August 31, 2007(a)(c)		Year Ended October 31,
		2006(a)		2005(a)		2004(a)
$22.49		$19.77		$16.71		$14.50

.16		.22		.14		.11
1.61		3.56		3.07		2.22

1.77		3.78		3.21		2.33

(.19)		(.14)		(.15)		(.12)
(2.26)		(.92)		—		—

(2.45)		(1.06)		(.15)		(.12)

$21.81		$22.49		$19.77		$16.71

8.66%		19.85%		19.31%		16.21%
$1,010,160		$946,315		$771,540		$610,345
$1,028,798		$872,078		$699,013		$598,375
.95	%(d)(e)	.98	%(d)	1.04	%(d)	1.07	%(d)
.70	%(e)	.73%		.79%		.82%
.90	%(e)	1.05%		.77%		.68%
55	%(f)	49%		56%		56%

See Notes to Financial Statements.

Prudential Jennison Value Fund	33

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended February 28, 2010(a)		Year Ended August 31,
			2009(a)	2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.52		$16.28	$21.52

Income (loss) from investment operations:
Net investment income (loss)	(.03)		— (f)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.54		(3.79)	(2.00)

Total from investment operations	1.51		(3.79)	(1.98)

Less Dividends and Distributions:
Dividends from net investment income	—		(.01)	(.06)
Distributions from net realized gains	—		(.96)	(3.20)

Total dividends and distributions	—		(.97)	(3.26)

Net asset value, end of period	$13.03		$11.52	$16.28

Total Return(c):	13.11%		(21.28)%	(10.65)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$30,140		$30,905	$65,520
Average net assets (000)	$30,668		$33,718	$87,249
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.75	%(d)	1.84%	1.73%
Expenses, excluding distribution and service (12b-1) fees	.75	%(d)	.84%	.73%
Net investment income (loss)	(.49	)%(d)	— (g)	.11%

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolio in which the Fund invests.
(f)	Less than $.005 per share.
(g)	Less than .005%.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class B
Ten-Month Period Ended August 31, 2007(a)(b)		Year Ended October 31,
		2006(a)	2005(a)	2004(a)

$22.18		$19.52	$16.49	$14.31

.03		.07	.02	(.01)
1.60		3.51	3.02	2.20

1.63		3.58	3.04	2.19

(.03)		—	(.01)	(.01)
(2.26)		(.92)	—	—

(2.29)		(.92)	(.01)	(.01)

$21.52		$22.18	$19.52	$16.49

8.02%		18.96%	18.44%	15.34%

$112,108		$105,824	$119,151	$193,230
$112,785		$112,070	$161,840	$212,833

1.70	%(d)	1.73%	1.79%	1.82%
.70	%(d)	.73%	.79%	.82%
.15	%(d)	.32%	.04%	(.06)%

See Notes to Financial Statements.

Prudential Jennison Value Fund	35

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended February 28, 2010(a)		Year Ended August 31,
			2009(a)	2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.52		$16.29	$21.52

Income (loss) from investment operations:
Net investment income (loss)	(.03)		— (f)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.54		(3.80)	(1.99)

Total from investment operations	1.51		(3.80)	(1.97)

Less Dividends and Distributions:
Dividends from net investment income	—		(.01)	(.06)
Distributions from net realized gains	—		(.96)	(3.20)

Total dividends and distributions	—		(.97)	(3.26)

Net asset value, end of period	$13.03		$11.52	$16.29

Total Return(c):	13.11%		(21.33)%	(10.61)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$32,652		$28,205	$45,882
Average net assets (000)	$30,602		$27,260	$55,511
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.75	%(d)	1.84%	1.73%
Expenses, excluding distribution and service (12b-1) fees	.75	%(d)	.84%	.73%
Net investment income (loss)	(.50	)%(d)	(.02)%	.10%

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolio in which the Fund invests.
(f)	Less than $.005 per share.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class C
Ten-Month Period Ended August 31, 2007(a)(b)		Year Ended October 31,
		2006(a)	2005(a)	2004(a)

$22.19		$19.52	$16.49	$14.31

.02		.06	.01	(.01)

1.60		3.53	3.03	2.20

1.62		3.59	3.04	2.19

(.03)		—	(.01)	(.01)
(2.26)		(.92)	—	—

(2.29)		(.92)	(.01)	(.01)

$21.52		$22.19	$19.52	$16.49

7.98%		18.95%	18.44%	15.34%

$64,731		$32,189	$20,540	$20,006
$52,776		$24,812	$20,814	$21,130

1.70	%(d)	1.73%	1.79%	1.82%

.70	%(d)	.73%	.79%	.82%
.11	%(d)	.29%	.05%	(.07)%

See Notes to Financial Statements.

Prudential Jennison Value Fund	37

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended February 28, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.63

Income (loss) from investment operations:
Net investment income	—	(g)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.55

Total from investment operations	1.55

Less Dividends and Distributions:
Dividends from net investment income	(.01)
Distributions from net realized gains	—

Total dividends and distributions	(.01)

Net asset value, end of period	$13.17

Total Return(d):	13.37%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,819
Average net assets (000)	$1,876
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.25	%(e)
Expenses, excluding distribution and service (12b-1) fees	.75	%(e)
Net investment income	—	(e)(h)

(a)	Inception date of Class L shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.
(g)	Less than $.005 per share.
(h)	Less than .005%.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class L
Year Ended August 31,		March 16, 2007(a) through August 31, 2007(b)(c)
2009(b)	2008(b)

$16.48	$21.74	$20.65

.05	.11	.05

(3.85)	(2.01)	1.04

(3.80)	(1.90)	1.09

(.09)	(.16)	—
(.96)	(3.20)	—

(1.05)	(3.36)	—

$11.63	$16.48	$21.74

(20.97)%	(10.17)%	5.28%

$1,796	$2,896	$5,299
$1,707	$4,100	$3,274

1.34%	1.23%	1.20	%(e)
.84%	.73%	.70	%(e)
.48%	.61%	.51	%(e)

See Notes to Financial Statements.

Prudential Jennison Value Fund	39

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended February 28, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.58

Income (loss) from investment operations
Net investment income	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.54

Total from investment operations	1.56

Less Dividends and Distributions:
Dividends from net investment income	(.03)
Distributions from net realized gains	—

Total dividends and distributions	(.03)

Capital Contributions:	.01

Net asset value, end of period	$13.12

Total Return(d):	13.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,027
Average net assets (000)	$2,342
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees	1.00	%(f)
Expenses, excluding distribution and service (12b-1) fees	.75	%(f)
Net investment income	.26	%(f)

(a)	Inception date of Class M shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class M
Year Ended August 31,		March 16, 2007(a) through August 31, 2007(b)(c)
2009(b)	2008(b)

$16.30	$21.53	$20.49

.03	.02	—	(e)
(3.78)	(1.99)	1.04

(3.75)	(1.97)	1.04

(.01)	(.06)	—
(.96)	(3.20)	—

(.97)	(3.26)	—

— (e)	—	—

$11.58	$16.30	$21.53

(20.98)%	(10.59)%	5.08%

$2,480	$5,898	$15,256
$3,046	$9,964	$9,920

1.52%	1.73%	1.70	%(f)
.84%	.73%	.70	%(f)
.31%	.11%	.01	%(f)

See Notes to Financial Statements.

Prudential Jennison Value Fund	41

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended February 28, 2010(b)		Year Ended August 31,
			2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.64		$16.49	$21.75

Income (loss) from investment operations:
Net investment income (loss)	—	(h)	.05	.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.55		(3.85)	(2.01)

Total from investment operations	1.55		(3.80)	(1.90)

Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.09)	(.16)
Distributions from net realized gains	—		(.96)	(3.20)

Total dividends and distributions	(.01)		(1.05)	(3.36)

Net asset value, end of period	$13.18		$11.64	$16.49

Total Return(d):	13.36%		(20.95)%	(10.16)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,166		$5,582	$4,796
Average net assets (000)	$6,953		$4,424	$3,557
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees(e)	1.25	%(f)	1.34%	1.23%
Expenses, excluding distribution and service (12b-1) fees	.75	%(f)	.84%	.73%
Net investment income	—	(f)(i)	.47%	.60%

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.
(g)	Does not include expenses of the underlying portfolio in which the Fund invests.
(h)	Less than $(.005) per share.
(i)	Less than (.005)%.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class R

Ten-Month Period Ended		Year Ended	June 3, 2005(a) through
August 31, 2007(b)(c)		October 31, 2006(b)	October 31, 2005(b)

$22.39		$19.74	$18.31

.05		.13	.01
1.69		3.53	1.42

1.74		3.66	1.43

(.12)		(.09)	—
(2.26)		(.92)	—

(2.38)		(1.01)	—

$21.75		$22.39	$19.74

8.44%		19.21%	7.81%

$1,858		$64	$3
$685		$21	$3

1.20	%(f)	1.23%	1.29	%(f)
.70	%(f)	.73%	.79	%(f)
.62	%(f)	.61%	.19	%(f)

See Notes to Financial Statements.

Prudential Jennison Value Fund	43

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended February 28, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.62

Income (loss) from investment operations
Net investment income	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.55

Total from investment operations	1.57

Less Dividends and Distributions:
Dividends from net investment income	(.04)
Distributions from net realized gains	—

Total dividends and distributions	(.04)

Capital Contributions:	—	(h)

Net asset value, end of period	$13.15

Total Return(d):	13.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$931
Average net assets (000)	$1,013
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.00	%(e)
Expenses, excluding distribution and service (12b-1) fees	.75	%(e)
Net investment income	.26	%(e)

(a)	Inception date of Class X shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.
(g)	Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of the regulatory limits.
(h)	Less than $.005 per share.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class X
Year Ended August 31,		March 16, 2007(a) through August 31, 2007(b)(c)(g)
2009(b)	2008(b)

$16.37	$21.52	$20.49

.08	.15	.07

(3.81)	(1.99)	1.03

(3.73)	(1.84)	1.10

(.09)	(.15)	(.09)
(.96)	(3.20)	—

(1.05)	(3.35)	(.09)

.03	.04	.02

$11.62	$16.37	$21.52

(20.42)%	(9.67)%	5.47%

$1,032	$2,117	$3,749
$1,175	$2,927	$2,334

1.09%	1.02%	1.01	%(e)
.84%	.73%	.70	%(e)
.80%	.82%	.71	%(e)

See Notes to Financial Statements.

Prudential Jennison Value Fund	45

Financial Highlights

(Unaudited) continued

	Class Z

	Six Months Ended February 28, 2010(a)		Year Ended August 31,
			2009(a)	2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.69		$16.61	$21.88

Income (loss) from investment operations:
Net investment income	.03		.10	.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.56		(3.89)	(2.02)

Total from investment operations	1.59		(3.79)	(1.82)

Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.17)	(.25)
Distributions from net realized gains	—		(.96)	(3.20)

Total dividends and distributions	(.07)		(1.13)	(3.45)

Net asset value, end of period	$13.21		$11.69	$16.61

Total Return(b):	13.61%		(20.54)%	(9.72)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$270,166		$87,194	$109,533
Average net assets (000)	$211,625		$80,680	$104,223
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.75	%(d)	.84%	.73%
Expenses, excluding distribution and service (12b-1) fees	.75	%(d)	.84%	.73%
Net investment income	.49	%(d)	.98%	1.11%

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Class Z
Ten-Month Period Ended August 31, 2007(a)(c)		Year Ended October 31,
		2006(a)	2005(a)	2004(a)

$22.56		$19.83	$16.76	$14.54

.23		.27	.19	.15

1.60		3.57	3.07	2.23

1.83		3.84	3.26	2.38

(.25)		(.19)	(.19)	(.16)
(2.26)		(.92)	—	—

(2.51)		(1.11)	(.19)	(.16)

$21.88		$22.56	$19.83	$16.76

8.91%		20.15%	19.59%	16.49%

$104,793		$92,267	$41,856	$26,725
$105,962		$65,638	$32,824	$25,857

.70	%(d)	.73%	.79%	.82%

.70	%(d)	.73%	.79%	.82%
1.16	%(d)	1.28%	1.00%	.93%

See Notes to Financial Statements.

Prudential Jennison Value Fund	47

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Trustees.

The individuals listed in the table below were elected as trustees of the Fund. All trustees, with the exception of Mr. Benjamin, served as trustees to the Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	44,283,048.073	1,404,107.633
Linda W. Bynoe	44,212,300.916	1,474,854.790
Michael S. Hyland	44,270,652.555	1,416,503.151
Douglas H. McCorkindale	44,287,131.154	1,400,024.552
Stephen P. Munn	44,322,584.413	1,364,571.293
Richard A. Redeker	44,318,333.821	1,368,821.885
Robin B. Smith	44,217,793.028	1,469,362.678
Stephen G. Stoneburn	44,331,991.414	1,355,164.292
Judy A. Rice	44,323,993.137	1,363,162.569
Scott E. Benjamin	44,294,934.690	1,392,221.016

48	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfund.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Value Fund
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PBEAX	PBQIX	PEICX	N/A	N/A	JDVRX	N/A	PEIZX
CUSIP	74440N102	74440N201	74440N300	74440N409	74440N508	74440N607	74440N706	74440N805

MF131E2    0176818-00001-00

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prudential Investment Portfolios 7

By: (Signature and Title)	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date: April 28, 2010

By (Signature and Title)	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date: April 28, 2010